Intangible assets - Additional information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	$ 2,524
Sonalleve MR-HIFU
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Terminal growth assumption	2.00%
Discount rate	18.00%
Impairment of goodwill	$ 2,524